united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23435

Zacks Trust

(Exact name of registrant as specified in charter)

227 West Monroe Street Suite 4350, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-265-9359

Date of fiscal year end: 11/30

Date of reporting period: 11/30/23

Item 1. Reports to Stockholders.

Zacks Small/Mid Cap ETF
(SMIZ)

Annual Report

November 30, 2023

1-855-813-3507

www.ZacksETFs.com

Zacks Small/Mid Cap ETF (Unaudited)

During the holding period since inception 10/02/2023 to 11/30/2023, Zacks Small/Mid Cap ETF (the Fund) returned 4.56% (NAV), the benchmark Russell 2500 Index returned 3.84%. There was a positive return of 0.72% of the fund compared with the benchmark. The main outperformance was driven by selection effect since the weight differences didn’t exceed 6%. The overweighted sectors are Consumer Discretionary 4.66%, Industrials 3.75%. The underweight sectors are Real Estate -3.02% and Financials -5.14%. There was significant positive selection effect in Consumer Discretionary, Information Technology and Health Care, Consumer Staples, and Energy sectors. No derivatives were involved during the holding period. No yield payout was made to the shareholders. The fund’s investments remain consistent with the stated objectives and investment strategies.

Zacks Small/Mid Cap ETF
PORTFOLIO REVIEW (Unaudited)

The Portfolio’s performance figures* for the period ended November 30, 2023, as compared to its benchmark:

Since Inception**
Zacks Small/Mid Cap ETF - NAV	4.56%
Zacks Small/Mid Cap ETF - Market Price	4.76%
Russell 2500 Total Return Index ***	3.84%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ZacksETFs.com or by calling 1-855-813-3507. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.ZacksETFs.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 1.47% per the September 25, 2023, prospectus. The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 1, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.55% of the Fund’s net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Advisor.

**	Inception date is October 2, 2023.

***	The Russell 2500 Total Return Index measures the performance of the 2,500 smallest companies (19% of total capitalization) in the Russell 3000 Index, with a weighted average market capitalization of approximately $4.3 billion, median capitalization of $1.2 billion and market capitalization of the largest company of $18.7 billion.

Comparison of the Change in Value of a $10,000 Investment

Top 10 Holdings by Asset Class	% of Net Assets
Software	6.0%
Retail - Discretionary	5.8%
Leisure Facilities & Services	5.2%
Oil & Gas Producers	5.0%
Machinery	4.7%
Technology Services	4.3%
Home Construction	4.0%
Engineering & Construction	3.9%
Electrical Equipment	3.8%
Insurance	3.8%
Other	51.5%
Cash & Cash Equivalents	2.0%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0%
	ADVERTISING & MARKETING - 0.3%
364	Omnicom Group, Inc.	$29,349

	AEROSPACE & DEFENSE - 0.1%
636	Kratos Defense & Security Solutions, Inc.(a)	12,116

	APPAREL & TEXTILE PRODUCTS - 0.7%
303	Crocs, Inc.(a)	32,000
459	Skechers USA, Inc., Class A(a)	27,040
		59,040
	ASSET MANAGEMENT - 1.4%
1,222	Artisan Partners Asset Management, Inc., Class A	46,008
754	T Rowe Price Group, Inc.	75,498
		121,506
	AUTOMOTIVE - 0.7%
245	Adient plc(a)	7,889
286	Aptiv PLC(a)	23,692
871	Gentex Corporation	26,487
		58,068
	BANKING - 2.8%
572	City Holding Company	55,066
5,157	Colony Bankcorp, Inc.	55,336
3,851	FVCBankcorp, Inc.(a)	42,977
4,589	NU Holdings Ltd./Cayman Islands(a)	37,354
780	Preferred Bank	48,071
		238,804
	BIOTECH & PHARMA - 3.5%
1,804	Alkermes plc(a)	43,549
728	Amphastar Pharmaceuticals, Inc.(a)	41,001
4,359	Arvinas, Inc.(a)	95,766
2,127	Elanco Animal Health, Inc.(a)	25,056
1,686	ImmunoGen, Inc.(a)	49,484
542	Intra-Cellular Therapies, Inc.(a)	33,263
54	Mural Oncology plc(a)	196

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	BIOTECH & PHARMA - 3.5% (Continued)
17,985	Sangamo Therapeutics, Inc.(a)	$7,734
		296,049
	CHEMICALS - 1.1%
20,364	Danimer Scientific, Inc.(a)	22,197
399	Quaker Houghton	71,337
		93,534
	COMMERCIAL SUPPORT SERVICES - 0.9%
481	Clean Harbors, Inc.(a)	77,758

	CONSTRUCTION MATERIALS - 1.4%
429	Simpson Manufacturing Company, Inc.	71,631
208	Vulcan Materials Company	44,420
		116,051
	CONSUMER SERVICES - 1.5%
1,929	Coursera, Inc.(a)	38,098
2,326	Perdoceo Education Corporation	40,519
776	Stride, Inc.(a)	47,010
		125,627
	CONTAINERS & PACKAGING - 0.7%
1,824	Karat Packaging, Inc.	39,344
1,296	O-I Glass, Inc.(a)	19,129
		58,473
	DIVERSIFIED INDUSTRIALS - 0.4%
325	ITT, Inc.	35,188

	ELECTRIC UTILITIES - 2.6%
535	ALLETE, Inc.	29,682
432	Consolidated Edison, Inc.	38,928
559	Constellation Energy Corporation	67,660
1,226	OGE Energy Corporation	42,971
429	WEC Energy Group, Inc.	35,873
		215,114
	ELECTRICAL EQUIPMENT - 3.8%
1,032	AAON, Inc.	64,604

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	ELECTRICAL EQUIPMENT - 3.8% (Continued)
119	Acuity Brands, Inc.	$21,332
351	Atkore International Group, Inc.(a)	45,595
338	Badger Meter, Inc.	49,811
143	Hubbell, Inc.	42,900
117	Rockwell Automation, Inc.	32,226
334	Watts Water Technologies, Inc., Class A	64,298
		320,766
	ENGINEERING & CONSTRUCTION - 3.9%
672	Arcosa, Inc.	49,862
321	EMCOR Group, Inc.	68,219
1,092	Fluor Corporation(a)	41,529
286	Installed Building Products, Inc.	43,046
143	Quanta Services, Inc.	26,928
1,032	Sterling Infrastructure, Inc.(a)	65,542
221	Tetra Tech, Inc.	34,951
		330,077
	FOOD - 1.8%
1,912	BellRing Brands, Inc.(a)	101,146
195	Lamb Weston Holdings, Inc.	19,506
2,086	Utz Brands, Inc.	27,556
		148,208
	GAS & WATER UTILITIES - 0.3%
750	Consolidated Water Company Ltd.	27,068

	HEALTH CARE FACILITIES & SERVICES - 3.7%
702	HealthEquity, Inc.(a)	47,048
156	McKesson Corp.	73,407
182	Medpace Holdings, Inc.(a)	49,271
143	Molina Healthcare, Inc.(a)	52,275
1,101	Option Care Health, Inc.(a)	32,755
1,109	Patterson Companies, Inc.	28,180
997	Progyny, Inc.(a)	34,257
		317,193

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	HOME CONSTRUCTION - 4.0%
962	Dream Finders Homes, Inc.(a)	$23,415
1,612	Forestar Group, Inc.(a)	49,214
559	Green Brick Partners, Inc.(a)	26,525
533	KB Home	27,769
364	Lennar Corporation, Class A	46,563
338	M/I Homes, Inc.(a)	35,662
763	MDC Holdings, Inc.	33,770
780	Toll Brothers, Inc.	66,995
1,123	Tri Pointe Homes, Inc.(a)	32,769
		342,682
	HOUSEHOLD PRODUCTS - 0.5%
308	Inter Parfums, Inc.	38,549

	INDUSTRIAL INTERMEDIATE PROD - 1.2%
6,054	Janus International Group, Inc.(a)	63,870
143	RBC Bearings, Inc.(a)	36,857
		100,727
	INDUSTRIAL SUPPORT SERVICES - 1.9%
529	Applied Industrial Technologies, Inc.	84,677
828	Core & Main, Inc.(a)	29,005
117	Watsco, Inc.	44,721
		158,403
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
195	Cboe Global Markets, Inc.	35,527

	INSURANCE - 3.8%
373	Arch Capital Group Ltd.(a)	31,216
469	Cincinnati Financial Corporation	48,209
2,648	Lemonade, Inc.(a)	46,790
1,209	Old Republic International Corporation	35,436
182	Primerica, Inc.	38,131
1,449	ProAssurance Corporation	17,924
1,465	Ryan Specialty Holdings, Inc., Class A(a)	67,200

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INSURANCE - 3.8% (Continued)
819	Unum Group	$35,217
		320,123
	INTERNET MEDIA & SERVICES - 1.6%
264	Expedia Group, Inc.(a)	35,951
1,075	HealthStream, Inc.	26,875
7,250	Opendoor Technologies, Inc.(a)	21,823
738	Pinterest, Inc., Class A(a)	25,144
1,229	TripAdvisor, Inc.(a)	21,913
		131,706
	LEISURE FACILITIES & SERVICES - 5.2%
13	Chipotle Mexican Grill, Inc.(a)	28,629
247	Darden Restaurants, Inc.	38,648
1,473	DraftKings, Inc., Class A(a)	56,328
1,062	Hilton Grand Vacations, Inc.(a)	36,384
156	Hilton Worldwide Holdings, Inc.	26,133
1,240	International Game Technology plc	33,145
611	Las Vegas Sands Corporation	28,179
572	Live Nation Entertainment, Inc.(a)	48,174
845	MGM Resorts International	33,327
325	Royal Caribbean Cruises Ltd.(a)	34,925
1,036	Sphere Entertainment Company(a)	35,452
169	Wingstop, Inc.	40,621
		439,945
	LEISURE PRODUCTS - 0.6%
234	Axon Enterprise, Inc.(a)	53,790

	MACHINERY - 4.7%
403	AGCO Corporation	45,753
851	Cactus, Inc., Class A	36,159
1,417	Energy Recovery, Inc.(a)	27,008
1,092	Esab Corporation	84,247
594	Flowserve Corporation	22,726
689	Ingersoll Rand, Inc.	49,215
360	Lindsay Corporation	42,952

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	MACHINERY - 4.7% (Continued)
169	Regal Rexnord Corporation	$20,246
143	Snap-on, Inc.	39,281
824	Terex Corporation	40,788
		408,375
	MEDICAL EQUIPMENT & DEVICES - 2.9%
364	Bruker Corporation	23,693
390	Haemonetics Corporation(a)	31,539
537	Hologic, Inc.(a)	38,288
91	IDEXX Laboratories, Inc.(a)	42,390
186	Inspire Medical Systems, Inc.(a)	27,028
221	ResMed, Inc.	34,858
130	West Pharmaceutical Services, Inc.	45,599
		243,395
	METALS & MINING - 1.5%
9,567	Energy Fuels Inc(a)	76,057
1,035	Warrior Met Coal, Inc.	57,929
		133,986
	MORTGAGE FINANCE - 0.8%
4,428	AGNC Investment Corporation	39,055
2,119	Two Harbors Investment Corporation	29,369
		68,424
	OFFICE REIT - 0.6%
2,822	Equity Commonwealth	53,025

	OIL & GAS PRODUCERS - 5.0%
468	Cheniere Energy, Inc.	85,246
1,041	Matador Resources Company	60,253
195	Murphy USA, Inc.	72,062
1,388	Par Pacific Holdings, Inc.(a)	47,567
247	Phillips 66	31,836
997	Range Resources Corporation	32,403
130	Sitio Royalties Corporation, Class A	2,864
898	SM Energy Company	33,630

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	OIL & GAS PRODUCERS - 5.0% (Continued)
1,500	Williams Companies, Inc. (The)	$55,185
		421,046
	OIL & GAS SERVICES & EQUIPMENT - 0.8%
703	Halliburton Company	26,032
460	Weatherford International plc(a)	41,717
		67,749
	REAL ESTATE OWNERS & DEVELOPERS - 0.4%
312	McGrath RentCorporation	31,727

	RESIDENTIAL REIT - 1.2%
810	Equity LifeStyle Properties, Inc.	57,591
364	Mid-America Apartment Communities, Inc.	45,311
		102,902
	RETAIL - CONSUMER STAPLES - 0.8%
694	BJ’s Wholesale Club Holdings, Inc.(a)	44,818
603	Kroger Company (The)	26,695
		71,513
	RETAIL - DISCRETIONARY - 5.8%
585	Abercrombie & Fitch Company, Class A(a)	44,396
26	AutoZone, Inc.(a)	67,858
104	Avis Budget Group, Inc.(a)	19,016
412	Builders FirstSource, Inc.(a)	55,253
698	Carvana Company(a)	21,861
117	Lululemon Athletica, Inc.(a)	52,276
65	O’Reilly Automotive, Inc.(a)	63,855
451	Penske Automotive Group, Inc.	67,334
256	Ross Stores, Inc.	33,377
78	Ulta Beauty, Inc.(a)	33,227
1,027	Urban Outfitters, Inc.(a)	36,664
		495,117
	SEMICONDUCTORS - 1.4%
1,061	Allegro MicroSystems, Inc.(a)	28,880
260	Axcelis Technologies, Inc.(a)	32,313
707	Marvell Technology, Inc.	39,401

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	SEMICONDUCTORS - 1.4% (Continued)
221	ON Semiconductor Corporation(a)	$15,764
		116,358
	SOFTWARE - 6.0%
555	Altair Engineering, Inc., Class A(a)	40,215
559	Blackline, Inc.(a)	32,338
360	Cadence Design Systems, Inc.(a)	98,378
403	Fortinet, Inc.(a)	21,182
468	Guidewire Software, Inc.(a)	46,772
2,856	Health Catalyst, Inc.(a)	20,506
325	Manhattan Associates, Inc.(a)	72,492
91	MongoDB, Inc.(a)	37,832
494	Okta, Inc.(a)	33,123
260	Qualys, Inc.(a)	48,058
230	SPS Commerce, Inc.(a)	39,624
767	Unity Software, Inc.(a)	22,634
		513,154
	SPECIALTY FINANCE - 1.4%
260	Discover Financial Services	24,180
702	Flywire Corporation(a)	16,357
455	GATX Corporation	49,595
2,396	New Residential Investment Corporation	24,870
		115,002
	SPECIALTY REIT - 0.8%
1,452	EPR Properties	64,789

	STEEL - 0.3%
542	Commercial Metals Company	24,569

	TECHNOLOGY HARDWARE - 2.7%
312	Arista Networks, Inc.(a)	68,549
559	Jabil, Inc.	64,464
1,691	PagerDuty, Inc.(a)	36,864
230	Super Micro Computer, Inc.(a)	62,898
		232,775

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TECHNOLOGY SERVICES - 4.3%
997	Affirm Holdings, Inc.(a)	$34,307
312	Booz Allen Hamilton Holding Corporation	39,041
91	Fair Isaac Corporation(a)	98,972
104	Gartner, Inc.(a)	45,223
334	ICF International, Inc.	46,743
2,046	Kyndryl Holdings, Inc.(a)	36,889
5,152	Payoneer Global, Inc.(a)	26,687
2,150	StoneCompany Ltd.(a)	33,540
		361,402
	TELECOMMUNICATIONS - 0.4%
6,895	AST SpaceMobile, Inc.(a)	33,441

	TIMBER REIT - 0.3%
897	Weyerhaeuser Company	28,121

	TRANSPORTATION & LOGISTICS - 2.7%
459	Copa Holdings S.A., Class A	42,522
559	Expeditors International of Washington, Inc.	67,270
377	Matson, Inc.	36,105
260	Ryder System, Inc.	27,856
76	Saia, Inc.(a)	29,670
637	United Airlines Holdings, Inc.(a)	25,098
		228,521
	TRANSPORTATION EQUIPMENT - 0.7%
650	PACCAR, Inc.	59,683

	WHOLESALE - CONSUMER STAPLES - 1.7%
442	Archer-Daniels-Midland Company	32,589
624	Bunge Global S.A.	68,558

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.7% (Continued)
698	Performance Food Group Company(a)	$45,405
		146,552

	TOTAL COMMON STOCKS (Cost $8,174,529)	$8,323,067

	TOTAL INVESTMENTS - 98.0% (Cost $8,174,529)	$8,323,067
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%	172,668
	NET ASSETS - 100.0%	$8,495,735

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2023

ASSETS
Investment in securities at value (identified cost $8,174,529)	$8,323,067
Cash	171,378
Dividends receivable	4,520
Receivable due from Advisor	58,427
Deferred Offering costs (see note 2)	14,950
TOTAL ASSETS	8,572,342

LIABILITIES
Payable to related parties	14,225
Payable for Offering Costs (see note 2)	17,823
Payable for legal fees	9,233
Payable for audit fees	17,500
Accrued expenses and other liabilities	17,826
TOTAL LIABILITIES	76,607
NET ASSETS	$8,495,735

Net Assets Consist Of:
Paid in capital	$8,346,973
Accumulated earnings	148,762
NET ASSETS	$8,495,735

Net Asset Value Per Share:
Net Assets	$8,495,735
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	325,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$26.14

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2023 *

INVESTMENT INCOME
Dividends	$6,803
TOTAL INVESTMENT INCOME	6,803

EXPENSES
Audit fees	17,500
Administrative services fees	10,992
Legal fees	9,752
Printing and postage expenses	5,120
Compliance officer fees	3,233
Offering cost expense	2,873
Custodian fees	2,748
Investment advisory fees	2,287
Transfer agent fees	1,940
Trustees fees and expenses	1,617
Insurance expense	1,212
Other expenses	4,388
TOTAL EXPENSES	63,662
Fees Waived/Expenses Reimbursed by the Advisor	(60,714)
NET EXPENSES	2,948

NET INVESTMENT INCOME	3,855

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from Investments	(3,631)
Net change in unrealized appreciation on investments	148,538

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	144,907

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$148,762

*	Commencement of Operations was October 2, 2023.

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
STATEMENT OF CHANGES IN NET ASSETS

For The
Period Ended
November 30, 2023 *
FROM OPERATIONS
Net investment income	$3,855
Net realized loss from security transactions	(3,631)
Net change in unrealized appreciation of investments	148,538
Net increase in net assets resulting from operations	148,762

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	8,344,573
Transaction fees (Note 7)	2,400
Net increase in net assets resulting from shares of beneficial interest	8,346,973

TOTAL INCREASE IN NET ASSETS	8,495,735

NET ASSETS
Beginning of Period	—
End of Period	$8,495,735

SHARE ACTIVITY
Shares sold	325,000
Net increase in shares of beneficial interest outstanding	325,000

*	Commencement of Operations was October 2, 2023.

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For The
	Period Ended
	November 30, 2023 *
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (1)	0.03
Net realized and unrealized gain on investments (4)	1.09
Total from investment operations	1.12

Capital Share Transaction fees (Note 7)	0.02

Net asset value, end of period	$26.14

Market price, end of period (unaudited)	$26.19

Total return (2)	4.56	% (6)

Market price total return (unaudited)	4.76	% (6)

Net assets, at end of period (000s)	$8,496

Ratio of gross expenses to average net assets	11.88	% (5)
Ratio of net expenses to average net assets	0.55	% (5)
Ratio of net investment income to average net assets	0.72	% (5)
Portfolio Turnover Rate (3)	3	% (6)

*	Commencement of Operations was October 2, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating values of the Fund’s portfolio.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2023

1.	ORGANIZATION

Zacks Small/Mid Cap ETF (the “Fund”) is a diversified series of shares of beneficial interest in the Zacks Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 14, 2018, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to generate positive risk-adjusted returns. The Fund commenced operations on October 2, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Zacks Small/Mid Cap ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Zacks Small/Mid Cap ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2023, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,323,067	$—	$—	$8,323,067
Total	$8,323,067	$—	$—	$8,323,067

The Fund did not hold any Level 3 securities at fiscal year end.

*	Please refer to the Schedule of Investments for industry classifications.

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Equity Securities Risk – Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Small and Medium Cap Securities Risk – The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Zacks Small/Mid Cap ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

Quantitative Model Risk – Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Management Risk – The Fund is subject to management risk because it is an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Fund invests may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Market Risk – Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statement of Operations. During the period ended November 30, 2023, the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s November 30, 2023 year-end tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal, however, the Fund is not aware of

Zacks Small/Mid Cap ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Organizational and Offering Costs – Organizational costs include legal fees pertaining to cost of forming the Fund and updating Trust and Fund documents and agreements. Organizational costs of the Fund are charged to expense as incurred. Offering costs include legal fees pertaining to the preparation, review and filing of the Fund’s initial registration statement with the SEC, and printing, mailing or other distribution charges related to the Fund’s Prospectus and SAI. Offering costs incurred by the Fund were treated as deferred charges upon the commencement of operation on October 2, 2023, and thereafter are amortized into expense over a 12 month period using the straight line method. For the period ended November 30, 2023 $2,873 in deferred offering costs were expensed. The remaining balance of offering costs to be amortized as of November 30, 2023 is reflected on the Statement of Assets and Liabilities under Deferred Offering costs.

Organizational and offering costs are subject to recoupment by the Advisor in accordance with the expense limitation agreement discussed in Note 4.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $182,069 and $169,696, respectively. For the period ended November 30, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $8,166,435 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Zacks Investment Management, Inc., (“Advisor”) serves as investment advisor to the Fund. Pursuant to an Advisory Agreement with the Trust, under the oversight of the Board, the Advisor manages the investment and reinvestment of the Fund’s assets. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.44% of average daily net assets. For the period ended November 30, 2023, the Fund incurred $2,287 in advisory fees.

Zacks Small/Mid Cap ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 1, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) do not exceed 0.55%. For the period ended November 30, 2023, the Advisor waived fees/reimbursed expenses of $60,714. As of November 30, 2023 the Advisor owed the Fund $58,427, as reflected on the Statement of Assets and Liabilities.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board.

As of November 30, 2023, the Advisor has $60,714 of waived fees within 3 years of reimbursement that may be recovered by the following dates:

November 30, 2026	Total
$60,714	$60,714

Northern Lights Distributor, LLC, (the “Distributor”), is the distributor for the shares of the Fund. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares for the Fund.

The Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets. No distribution or service fees are currently paid by the Fund, and will not be paid by the Fund unless authorized by the Board. There are no current plans to impose these fees.

Zacks Small/Mid Cap ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$8,174,393	$263,341	$(114,667)	$148,674

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of November 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$3,719	$—	$—	$(3,631)	$—	$148,674	$148,762

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the C-Corporation return of capital distributions.

At November 30, 2023, the Fund had a capital loss carryforward for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$3,631		$3,631	$—

Zacks Small/Mid Cap ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Fund. Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*
$400	0.40%

*	As a percentage of the amount invested.

Zacks Small/Mid Cap ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2023

8.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Zacks Small/Mid Cap ETF and
Board of Trustees of Zacks Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Zacks Small/Mid Cap ETF (the “Fund”), a series of Zacks Trust, as of November 30, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from October 2, 2023 (commencement of operations) through November 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, and the results of its operations, the changes in net assets, and the financial highlights for the period from October 2, 2023 (commencement of operations) through November 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of the investment companies advised by Zacks Investment Management, Inc. since 2021.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 29, 2024

Zacks Small/Mid Cap ETF
EXPENSE EXAMPLES (Unaudited)
November 30, 2023

As a shareholder of the Fund, you incur ongoing costs, including management fees, transaction fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period*
Actual	6/1/23	11/30/23	6/1/23 - 11/30/23	6/1/23 - 11/30/23
Zacks Small/Mid Cap ETF	$1,000.00	$1,045.60	$2.81	0.55%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During Period*
(5% return before expenses)	6/1/23	11/30/23	6/1/23 - 11/30/23	6/1/23 - 11/30/23
Zacks Small/Mid Cap ETF	$1,000.00	$1,022.25	$2.78	0.55%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the year ended November 30, 2023 (183), divided by the number of days in the fiscal year (366).

Zacks Small/Mid Cap ETF
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2023

Approval of Advisory Agreement – Zacks Small/Mid Cap ETF

In connection with a meeting held on September 18, 2023, the Board of Trustees (the “Board”) of Zacks Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) and the Trust, with respect to the Zacks Small/Mid Cap ETF (the “SMID ETF”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the SMID ETF and the Advisory Agreement.

The Independent Trustees considered Trust counsel’s guidance and their own business judgment in evaluating the Advisory Agreement and the weight to be given to each factor considered. Based upon its review, the Board concluded that it was in the best interests of the SMID ETF that the Advisory Agreement be approved and that the compensation payable thereunder by the SMID ETF to Zacks was fair and reasonable. In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below.

Performance. The Board noted that the SMID ETF is newly formed and as such does not have a record of prior performance to submit at the Meeting. However, the Board noted that the Adviser manages two separately managed accounts (the “SMAs”) that are comparable to the SMID ETF, and the Board reviewed the performance data of each SMA, including one-year, five-year, ten-year and since inception average annual total returns as of June 30, 2023. The Board also reviewed comparisons of each SMA’s performance against its respective benchmark(s) as of June 30, 2023, noting that each SMA outperformed its respective benchmark(s) for the one-year, five-year, ten-year and since inception periods. The Board also took into consideration the background and experience of the prospective portfolio manager. The Board concluded that the returns presented for the SMAs managed by the Adviser and the Adviser’s presentation, that the Adviser should be able to adequately fulfill the SMID ETF’s investment mandate.

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement, the Board considered the nature, extent, and quality of services that the Adviser will provide to the SMID ETF, including the Adviser’s personnel and resources and performance. The Board reviewed the services the Adviser will provide in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and the Adviser’s compliance staff. The Trustees also reviewed information provided regarding risk management and compliance and regulatory matters. The Board also took into account the research and decision-making processes used by the Adviser. The Board concluded that the nature, extent and quality of services the Adviser will provide were satisfactory.

Fees and Expenses. The Board reviewed the SMID ETF’s proposed advisory fee and expense ratio, and reviewed information comparing the advisory fee and expense ratios to those

Zacks Small/Mid Cap ETF
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2023

of the applicable peer group and Morningstar category. The Board noted that the proposed advisory fee and net expense ratio for the SMID ETF were below both the peer group and Morningstar category averages. In response to the Trustees’ questions, Mr. Zacks explained how the peer group was selected from the overall category. The Board noted that the Adviser has also agreed to waive fees and limit expenses of the SMID ETF. Given these considerations, the Board concluded that Zacks’ proposed advisory fees were not unreasonable.

Profitability. The Board reviewed the estimated profitability of the Adviser with respect to the SMID ETF. The Board concluded that the estimated profitability of the Adviser in connection with the management of the SMID ETF was not unreasonable and at a level to adequately incentivize the Adviser to provide high quality services. After further discussion, the Board concluded that Zacks’ expected level of profitability was not excessive.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the SMID ETF grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of the SMID ETF’s investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if the SMID ETF experiences substantial asset growth; however, the Board recognized that the SMID ETF may take some time to reach an asset level where the Adviser could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as the SMID ETF’s asset levels grow.

Conclusion. Based on all the information considered and the conclusions reached, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board determined that the terms of the Advisory Agreement for the SMID ETF are fair and reasonable, and that the approval of the Advisory Agreement for an initial two-year term is in the best interests of the SMID ETF.

Zacks Small/Mid Cap ETF
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2023

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Number
of
Portfolios
in Fund
	Position			Complex
	held with	Length		Overseen	Other Directorships
Name and	Funds or	of Time	Principal Occupation	by	Held by Trustee
Year of Birth	Trust	Served	During Past 5 Years	Trustee	During Past 5 Years
Independent Trustees
David J. Kaufman 1963	Independent Trustee, Chairman	Since 6/2021	Partner, Thompson Coburn, LLP (law firm) (since 2013).	5	None
Stuart Kaufman 1968	Independent Trustee	Since 6/2021	Senior Managing Director, B Riley Advisory Services (since 2022); Managing Director, Portage Point, LLC (consulting company) (2018-2022); Managing Director, Winter Harbor, LLC (consulting company) (2016-2018).	5	None
Interested Trustees
Mitch Zacks 1973	Trustee, President, and Principal Executive Officer	Since 6/2021	President and Chief Executive Officer (since 2019) and Portfolio Manager, Zacks Investment Management, Inc. (since 1999).	5	None
Other Officers
Donald Ralph 1950	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 6/2021	CFO, Zacks Investment Management (since December 2010).	n/a	n/a
Bernard Brick 1974	Secretary	Since 6/2023	Vice President and Senior Counsel, Ultimus Fund Solutions, LLC (since December 2022); Vice President and Senior Counsel, State Street Bank and Trust Company (2011 – December 2022).	n/a	n/a
Chad Bitterman 1972	Chief Compliance Officer	Since 6/2021	Compliance Officer, Northern Lights Compliance Services, LLC (since 2010).	n/a	n/a

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-813-3507.

Zacks Small/Mid Cap ETF
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940 requires a mutual fund to adopt a liquidity risk management program (“Program”), and disclose information about the operation and effectiveness of its Program in its reports to shareholders.

Under the Program, each of the Fund’s portfolio investments are classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period ended November 30, 2023. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-813-3507 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-813-3507.

INVESTMENT ADVISOR
Zacks Investment Management, Inc.
227 W. Monroe, Suite 4350
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

ZACKSSMCETF-A23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1) ii The Registrant’s board of trustees has determined that Stuart Kaufman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Kaufman is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $ 14,500

(b)	Audit-Related Fees

2023 – None

(c)	Tax Fees

2023 - $ 3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2023

Audit-Related Fees: 0.00%

Tax Fees: 0.00%

All Other Fees: 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $3,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Zacks Trust

By (Signature and Title)

/s/ Mitch Zacks

Mitch Zacks, Principal Executive Officer/President

Date 2/07/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Mitch Zacks

Mitch Zacks, Principal Executive Officer/President

Date 2/07/24

By (Signature and Title)

/s/ Donald Ralph

Donald Ralph, Principal Financial Officer/Treasurer

Date 2/07/24